Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Grant and other income	$ 276,869	$ 108,322	$ 26,950
Total other income	$ 276,869	$ 108,322	$ 26,950